Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying amounts and estimated fair values of the Company's financial instruments
Senior notes, Carrying Amount	$ 2,938	$ 1,794
Senior notes, Estimated Fair Value	2,940	1,810
Senior subordinated notes, Carrying Amount	498	1,645
Senior subordinated notes, Estimated Fair Value	513	1,691
CODES, Carrying Amount	689	698
CODES, Estimated Fair Value	658	701
Carrying Amount [Member]
Carrying amounts and estimated fair values of the Company's financial instruments
Foreign currency forward contracts	1	17
Estimated Fair Value [Member]
Carrying amounts and estimated fair values of the Company's financial instruments
Foreign currency forward contracts	$ 1	$ 17